Income Taxes - (Disclosure of detailed information about effective income tax expense (recovery)) (Details) - CAD ($)	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022
Major components of tax expense (income) [abstract]
Loss for the period	$ (2,067,757)	$ (1,882,178)
Tax rate	27.00%	27.00%
Expected income tax recoverable at statutory rate	$ (558,000)	$ (508,000)
Change due to acquisition, tax rates, and other	0	0
Non-deductible items	95,000	54,000
Share issuance costs	(7,000)	(1,000)
Expired non-capital losses		0
Change in unrecognized deductible temporary differences	470,000	455,000
Total income tax recovery	$ 0	$ 0